Expense Example	Aug. 01, 2025 USD ($)
Leverage Shares 2X Long HIMS Daily ETF | Leverage Shares 2X Long HIMS Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long BBAI Daily ETF | Leverage Shares 2X Long BBAI Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long SOUN Daily ETF | Leverage Shares 2X Long SOUN Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long RGTI Daily ETF | Leverage Shares 2X Long RGTI Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long COST Daily ETF | Leverage Shares 2X Long COST Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long VST Daily ETF | Leverage Shares 2X Long VST Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long RKLB Daily ETF | Leverage Shares 2X Long RKLB Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long AFRM Daily ETF | Leverage Shares 2X Long AFRM Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long GOLD Daily ETF | Leverage Shares 2X Long GOLD Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long NEM Daily ETF | Leverage Shares 2X Long NEM Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long OKLO Daily ETF | Leverage Shares 2X Long OKLO Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long FUTU Daily ETF | Leverage Shares 2X Long FUTU Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long PDD Daily ETF | Leverage Shares 2X Long PDD Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long JD Daily ETF | Leverage Shares 2X Long JD Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long ABNB Daily ETF | Leverage Shares 2X Long ABNB Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	$ 242